Share-based payments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of charge has been recognised in income statement for Rio Tinto's share-based incentive plans, and the related liability (for cash-settled plans)	The charge that has been recognised in the income statement for Rio Tinto’s share-based incentive plans, and the related liability (for cash-
settled awards), is set out in the table below.

	Charge recognised for the year			Liability at the end of the year
	2025 US$m	2024 US$m	2023 US$m	2025 US$m	2024 US$m
Equity-settled awards	232	170	140	–	–
Cash-settled awards	5	2	4	7	5
Total	237	172	144	7	5

Summary of non-vested and vested shares	Performance Share Awards (granted under the Equity Incentive Plans)

	Rio Tinto plc awards				Rio Tinto Limited awards
	2025 number	Weighted average fair value at grant date 2025 £	2024 number	Weighted average fair value at grant date 2024 £	2025 number	Weighted average fair value at grant date 2025 A$	2024 number	Weighted average fair value at grant date 2024 A$
Unvested awards at 1 January	2,756,594	25.71	2,596,811	24.34	1,368,779	59.97	1,011,192	54.74
Awarded	1,837,822	27.77	1,077,110	28.22	1,202,284	68.09	579,982	67.34
Forfeited	(229,880)	28.27	(77,417)	27.33	(89,521)	69.81	(35,737)	60.05
Failed performance conditions	(395,425)	13.55	(38,101)	24.68	(88,804)	33.56	(11,058)	54.55
Vested	(193,418)	23.86	(801,809)	24.52	(12,958)	33.56	(175,600)	54.55
Unvested awards at 31 December	3,775,693	27.93	2,756,594	25.71	2,379,780	64.83	1,368,779	59.97

	Rio Tinto plc awards				Rio Tinto Limited awards
	2025 number	Weighted average share price at vesting 2025 £	2024 number	Weighted average share price at vesting 2024 £	2025 number	Weighted average share price at vesting 2025 A$	2024 number	Weighted average share price at vesting 2024 A$
Vested awards settled in shares during the year (including dividend shares applied on vesting)	83,477	50.76	924,836	51.12	13,321	119.66	143,996	124.24
Vested awards settled in cash during the year (including dividend shares applied on vesting)	7,168	50.62	111,446	51.70	3,672	120.09	83,388	124.36
Management Share Awards, Bonus Deferral Awards (granted under the Equity Incentive Plans), Global
Employee Share Plans, UK Share Plan and Arcadium Plans (combined)

	Rio Tinto plc awards(a)				Rio Tinto Limited awards
	2025 number	Weighted average fair value at grant date 2025 £	2024 number	Weighted average fair value at grant date 2024 £	2025 number	Weighted average fair value at grant date 2025 A$	2024 number	Weighted average fair value at grant date 2024 A$
Unvested awards at 1 January(b)	3,050,734	48.43	2,810,128	50.36	2,780,478	105.64	2,580,993	103.11
Awarded	1,909,950	45.03	1,360,676	46.54	1,063,340	105.25	1,189,754	110.96
Forfeited	(139,906)	44.00	(115,973)	47.67	(142,690)	108.76	(152,069)	106.75
Cancelled	(122,571)	41.69	(94,111)	44.97	(86,496)	99.81	(70,514)	98.85
Vested	(1,161,286)	50.63	(909,986)	52.00	(869,181)	97.82	(767,686)	105.79
Unvested awards at 31 December(b)	3,536,921	46.28	3,050,734	48.43	2,745,451	107.98	2,780,478	105.64
Comprising:
–Management Share Awards	1,148,442	50.27	1,337,860	52.10	1,033,442	117.33	1,228,291	115.71
–Bonus Deferral Awards	84,650	49.21	74,844	50.75	45,181	119.97	39,652	117.82
–Global Employee Share Plan	1,748,910	42.62	1,593,851	45.11	1,666,828	101.87	1,512,535	97.14
–UK Share Plan	52,940	49.67	44,179	53.25	–	–	–	–
– Arcadium Plans (Restricted Share Rights)	14,922	49.04	–	–	–	–	–	–
– Arcadium Plans (Restricted Share Units)	487,057	49.04	–	–	–	–	–	–
Unvested awards at 31 December(b)	3,536,921	46.28	3,050,734	48.43	2,745,451	107.98	2,780,478	105.64
(a)Awards of Rio Tinto American Depositary Receipts (ADRs) under the Global Employee Share Plan are included within the totals for Rio Tinto plc awards for the purpose of these tables.
(b)These numbers are presented and calculated in accordance with IFRS 2 and represent awards for which an IFRS 2 charge continues to be accrued for.

	Rio Tinto plc awards(a)				Rio Tinto Limited awards
	2025 number	Weighted average share price at vesting 2025 £	2024 number	Weighted average share price at vesting 2024 £	2025 number	Weighted average share price at vesting 2025 A$	2024 number	Weighted average share price at vesting 2024 A$
Vested awards settled in shares during the year (including dividend shares applied on vesting):
–Management Share Awards	507,657	49.80	569,907	51.97	459,133	119.77	458,429	123.92
–Bonus Deferral Awards	40,067	54.70	90,422	50.18	18,570	132.87	44,477	119.53
–Global Employee Share Plan	592,326	48.12	431,973	51.59	513,754	118.22	401,915	120.73
–UK Share Plan	11,771	48.32	7,403	51.56	–	–	–	–
– Arcadium Plans (Restricted Share Rights)	2,038	44.17	–	–	–	–	–	–
– Arcadium Plans (Restricted Share Units)	81,336	47.47	–	–	–	–	–	–
Vested awards settled in cash during the year (including dividend shares applied on vesting):
–Bonus Deferral Awards	–	–	–	–	–	–	–	–
(a)Awards of Rio Tinto American Depositary Receipts (ADRs) under the Global Employee Share Plan are included within the totals for Rio Tinto plc awards for the purpose of these tables.
Summary of options outstanding	A summary of the status of the Companies’ equity-settled share option plans at 31 December 2025 is presented below.

Outstanding unvested options	Number	Weighted average exercise price per option £	Weighted average remaining contractual life Years	Aggregate intrinsic value £m 2025
Arcadium Plans (Options) (exercise price £22.89 - £81.92)	206,778	46.61	0.68	3

Outstanding vested options	Number	Weighted average exercise price per option £	Weighted average remaining contractual life Years	Aggregate intrinsic value £m 2025
Arcadium Plans (Options) (exercise price £22.89 - £81.92)	373,753	58.93	–	2